TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Reduced Flat Tax Rate [Table Text Block]

A Preferred Company is entitled to a reduced flat tax rate with respect to the income attributed to the Preferred Enterprise, at the following rates:

Tax Year	Development Region “A”	Other Areas within Israel

2011-2012	10%	15%

2013-2014	7%	12.5%

2015 onwards	6%	12%

Summary of Income Tax Examinations [Table Text Block]
Provided in respect of the following:

	December 31
	2 0 1 2	2 0 1 1
	U.S. dollars in thousands

Research and development expenses	$103	$244
Allowance for doubtful accounts	12	10
Carryforward tax losses	2,074	1,723
Other	24	23
Less- valuation allowance	(2,074)	(1,723)
	$139	$277

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Taxes on income included in the statements of operations:

As follows:
	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Current:
In Israel	$88	$43	$72
Outside Israel	96	49	62
	184	92	134
Taxes in respect of previous years	70	-	54
Deferred in Israel	138	(277)	-
	$392	$(185)	$188

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see c. above), and the actual tax expense:
	Years ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$4,670	$4,106	$5,044
Theoretical tax expense	1,168	985	1,261
L e s s - tax benefits arising from approved
enterprise status, see a. above	(410)	-	(489)
	757	985	772
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	11	18	23
Taxes in respect of previous years	70	-	54
Changes in valuation allowance	351	(3,283)	(2,104)
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	(797)	2,095	1,443
Taxes on income for the reported year	$392	$(185)	$188
* As follows:
Taxable in Israel	$2,734	$3,418	$5,168
Taxable outside Israel	1,936	688	(124)
	$4,670	$4,106	$5,044